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                          THE OAKMARK FAMILY OF FUNDS
                          THE OAKMARK SMALL CAP FUND

                    SUPPLEMENT TO MARCH 1, 1997 PROSPECTUS

IN ORDER TO FACILITATE THE MANAGEMENT OF THE PORTFOLIO OF THE OAKMARK SMALL CAP FUND, THE BOARD OF TRUSTEES OF THE TRUST HAS AUTHORIZED THE ADVISER TO TAKE SUCH ACTION AS IT CONSIDERS APPROPRIATE TO RESTRICT THE FLOW OF MONEY FROM INVESTORS INTO THE FUND AFTER THE ASSETS OF THE FUND REACH APPROXIMATELY $750 MILLION. AS OF MARCH 11, 1997 THE FUND'S ASSETS TOTALED $664 MILLION.